Legal proceedings (Details) € in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 29, 2026 lawsuit	Sep. 30, 2022 EUR (€)	Jun. 30, 2026 EUR (€) classAction	Dec. 31, 2021 EUR (€)
Disclosure of Legal Proceedings [line items]
Damages claimed | €			€ 587
Conclusion of litigation
Disclosure of Legal Proceedings [line items]
Lawsuit in favor of ING | lawsuit	8
Certain consumer credit products
Disclosure of Legal Proceedings [line items]
Legal proceedings provision | €				€ 180
Increase in legal proceedings provision | €		€ 75
Spain
Disclosure of Legal Proceedings [line items]
Class actions filed | classAction			3
Class actions where agreement was reached | classAction			1
Class actions where agreement was withdrawn | classAction			1